Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2023, the amounts due are as follows:

Years ending March 31,	Millions of yen
2024	¥5,846
2025	4,263
2026	1,663
2027	1,468
2028	958
Thereafter	1

Total	¥14,199

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2022 and 2023:

	2022			2023
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥436,414	¥4,895	2027	¥479,406	¥5,033	2029
Transferred loans	417,587	4,103	2062	436,069	2,185	2062
Consumer loans	284,891	47,461	2033	295,273	48,207	2034
Real estate loans	12,087	3,953	2048	18,193	2,031	2048
Other	2,294	46	2035	2,484	0	2036

Total	¥1,153,273	¥60,458	—	¥1,231,425	¥57,456	—